SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Group's Accumulated Other Comprehensive Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Foreign currency translation adjustment	$ (21,897)	$ (17,130)
Change in the fair value of interest rate swap agreements	(37)	(19)
Accumulated Other Comprehensive Income (Loss)	$ (21,934)	$ (17,149)